Debt (Schedule of Warrants) (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Debt Instrument [Line Items]
Warrants outstanding (in shares)	16,863,242	21,732,272				8,728,526	6,284,457
Senior Promissory Notes [Member]
Debt Instrument [Line Items]
Warrants outstanding (in shares)		375,000	125,000	175,000	75,000
Aggregate fair value of warrants outstanding		$ 282,246	$ 82,246	$ 140,000	$ 60,000